Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Warrant Activity

The summary of warrant activity is as follows, giving retroactive effect to the 1-to-100 Reverse Share Consolidation effected on November 14, 2025:

			Weighted	Average
			Average	Remaining
	Warrants	Exercisable	Exercise	Contractual
	Outstanding	Shares	Price	Life
December 31, 2025	353,070	353,070	$334.05	4.66
June 30, 2026 (unaudited)	353,070	353,070	$334.05	4.16